Condensed Consolidated Statements of Shareholders' Equity and Redeemable Noncontrolling Interest - USD ($) $ in Thousands		Total		Redeemable Noncontrolling Interest [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Subscriptions Receivables [Member]		AOCI Attributable to Parent [Member]		Accumulated Deficit [Member]		Noncontrolling Interest [Member]
Balance, temporary equity at Mar. 31, 2019	[1]			$ 50,130
Balance at Mar. 31, 2019	[1]	$ 887,169			$ 0		$ 3,024,172		$ 0		$ 2,518		$ (2,309,737)		$ 170,216
Balance, shares at Mar. 31, 2019	[1]				624,904,938
Issuance of subsidiary convertible and redeemable preferred stock, net	[1]			27,491
Purchase of subsidiary convertible and redeemable preferred stock	[1]	(77,777)		(55,130)			(77,777)
Issuance of subsidiary common shares, net of issuance costs	[1]	117,658					59,052								58,606
Issuance of subsidiary common shares to the Company	[1]						(9,962)								9,962
Purchase of subsidiary common shares	[1]	(65,544)					(62,913)								(2,631)
Issuance of subsidiary warrants	[1]	907													907
Exercise of subsidiary stock options	[1]	1,407					875								532
Issuance of the Company's common shares	[1]	999,193					999,193
Issuance of the Company's common shares, net, shares	[1]				78,867,360
Repurchase of common shares and other equity instruments	[1]	(990,014)					(990,014)
Repurchase of common shares and other equity instruments, shares	[1]				(74,986,605)
Sale of interests in subsidiaries	[1]	(43,398)													(43,398)
Issuance of equity by subsidiary upon Business Combination and recapitalization	[1]	104,686					69,379								35,307
Issuance of equity by subsidiary to the Company upon Business Combination and recapitalization	[1]						(2,559)								2,559
Conversion of subsidiary convertible promissory notes	[1]	33,087					21,928								11,159
Issuance of equity instruments	[1]	24,842					24,842
Settlement in equity of liability-classified instruments	[1]	13,119					13,119
Deconsolidation of subsidiary	[1]	(46,483)													(46,483)
Cash contributions to majority-owned subsidiaries	[1]						(4,699)								4,699
Share-based compensation	[1]	122,572					79,103								43,469
Share-based compensation, shares	[1]				(6,645)
Foreign currency translation adjustment	[1]	(5,536)									(4,867)				(669)
Net loss	[1]	1,010,316											1,200,509		(190,193)
Balance, temporary equity at Mar. 31, 2020	[1]			22,491
Balance at Mar. 31, 2020	[2]	2,086,204	[1]	22,491	$ 0	[1]	3,143,739	[1]	0	[1]	(2,349)	[1]	(1,109,228)	[1]	54,042	[1]
Balance, shares at Mar. 31, 2020	[1],[2]				628,779,048
Issuance of subsidiary common shares, net of issuance costs	[2]	181,180					104,581								76,599
Issuance of subsidiary common shares to the Company	[2]	0					(6,342)								6,342
Exercise of subsidiary stock options	[2]	63					36								27
Deconsolidation of subsidiary	[2]	(3,054)													(3,054)
Repurchase of equity awards	[2]	(113)					(113)
Cash contributions to majority-owned subsidiaries	[2]	0					(149)								149
Share-based compensation	[2]	14,278					9,285								4,993
Foreign currency translation adjustment	[2]	(820)									(854)				34
Net loss	[2]	(7,977)											(3,243)		(4,734)
Balance at Jun. 30, 2020	[2]	2,269,761		22,491	$ 0		3,251,037		0		(3,203)		(1,112,471)		134,398
Balance, shares at Jun. 30, 2020	[2]				628,779,048
Balance, temporary equity at Mar. 31, 2020	[1]			22,491
Balance at Mar. 31, 2020	[2]	2,086,204	[1]	22,491	$ 0	[1]	3,143,739	[1]	0	[1]	(2,349)	[1]	(1,109,228)	[1]	54,042	[1]
Balance, shares at Mar. 31, 2020	[1],[2]				628,779,048
Net loss		(61,475)
Balance at Sep. 30, 2020	[2]	2,414,357		22,491	$ 0		3,355,035		0		(4,271)		(1,147,869)		211,462
Balance, shares at Sep. 30, 2020	[2]				628,779,048
Balance, temporary equity at Mar. 31, 2020	[1]			22,491
Balance at Mar. 31, 2020	[2]	2,086,204	[1]	22,491	$ 0	[1]	3,143,739	[1]	0	[1]	(2,349)	[1]	(1,109,228)	[1]	54,042	[1]
Balance, shares at Mar. 31, 2020	[1],[2]				628,779,048
Issuance of subsidiary common shares, net of issuance costs	[1]	456,097					324,995		(100,000)						231,102
Issuance of subsidiary common shares to the Company	[1]						(11,692)								11,692
Issuance of the Company's common shares	[1]	301,744		0	$ 0		301,744		0		0		0		0
Issuance of the Company's common shares, net, shares	[1]				21,077,155
Exercise of subsidiary stock options and vesting of subsidiary restricted stock units	[1]	907					522								385
Deconsolidation of subsidiary	[1]	(3,054)													(3,054)
Consolidation of unconsolidated entity	[1]	9,178													9,178
Repurchase of equity awards	[1]	(113)					(113)
Cash contributions to majority-owned subsidiaries	[1]						(1,642)								1,642
Share-based compensation	[1]	84,958					57,252								27,706
Share-based compensation, shares	[1]				1,720,090
Foreign currency translation adjustment	[1]	3,826									3,794				32
Net loss	[1]	(900,233)											(809,234)		(90,999)
Balance, temporary equity at Mar. 31, 2021	[1]			22,491
Balance at Mar. 31, 2021	[2]	2,039,514	[1]	22,491	$ 0	[1]	3,814,805	[1]	(100,000)	[1]	1,445	[1]	(1,918,462)	[1]	241,726	[1]
Balance, shares at Mar. 31, 2021	[1],[2]				651,576,293
Balance at Jun. 30, 2020	[2]	2,269,761		22,491	$ 0		3,251,037		0		(3,203)		(1,112,471)		134,398
Balance, shares at Jun. 30, 2020	[2]				628,779,048
Issuance of subsidiary common shares, net of issuance costs	[2]	175,917					101,418								74,499
Issuance of subsidiary common shares to the Company	[2]						(5,318)								5,318
Exercise of subsidiary stock options	[2]	119					69								50
Consolidation of unconsolidated entity	[2]	9,178													9,178
Cash contributions to majority-owned subsidiaries	[2]						(124)								124
Transfer (from) to noncontrolling interest	[2]						(255)								255
Share-based compensation	[2]	13,914					8,208								5,706
Foreign currency translation adjustment	[2]	(1,034)									(1,068)				34
Net loss	[2]	(53,498)											(35,398)		(18,100)
Balance at Sep. 30, 2020	[2]	2,414,357		22,491	$ 0		3,355,035		0		(4,271)		(1,147,869)		211,462
Balance, shares at Sep. 30, 2020	[2]				628,779,048
Balance at Mar. 31, 2021	[2]	2,039,514	[1]	22,491	$ 0	[1]	3,814,805	[1]	(100,000)	[1]	1,445	[1]	(1,918,462)	[1]	241,726	[1]
Balance, shares at Mar. 31, 2021	[1],[2]				651,576,293
Issuance of subsidiary warrants	[2]	2,075					2,051								24
Cash contributions to majority-owned subsidiaries	[2]	0					(2,973)								2,973
Share-based compensation	[2]	19,269					11,091								8,178
Foreign currency translation adjustment	[2]	(2,439)									(2,652)				213
Net loss	[2]	(101,078)											(82,183)		(18,895)
Balance at Jun. 30, 2021	[2]	1,957,341		22,491	$ 0		3,824,974		(100,000)		(1,207)		(2,000,645)		234,219
Balance, shares at Jun. 30, 2021	[2]				651,576,293
Balance, temporary equity at Mar. 31, 2021	[1]			22,491
Balance at Mar. 31, 2021	[2]	2,039,514	[1]	22,491	$ 0	[1]	3,814,805	[1]	(100,000)	[1]	1,445	[1]	(1,918,462)	[1]	241,726	[1]
Balance, shares at Mar. 31, 2021	[1],[2]				651,576,293
Net loss		(326,718)
Balance at Sep. 30, 2021	[2]	2,428,408		22,491	$ 0		4,245,860		0		1,281		(2,209,126)		390,393
Balance, shares at Sep. 30, 2021	[2]				684,789,169
Balance at Jun. 30, 2021	[2]	1,957,341		22,491	$ 0		3,824,974		(100,000)		(1,207)		(2,000,645)		234,219
Balance, shares at Jun. 30, 2021	[2]				651,576,293
Issuance of the Company's common shares upon closing of Business Combination and PIPE Financing, net of issuance costs (in shares)	[2]				32,372,478
Issuance of the Company's common shares related to settlement of transaction consideration (in shares)	[2]				840,398
Issuance of the Company's common shares upon closing of Business Combination and PIPE Financing, net of issuance costs	[2]	129,097					129,097
Issuance of subsidiary common and preferred shares to the Company	[2]						(52,189)								52,189
Issuance of subsidiary preferred shares	[2]	70,000													70,000
Payment of subscription receivable	[2]	100,000					(40,000)		100,000						40,000
Repurchase of equity awards	[2]	(2,247)													(2,247)
Cash contributions to majority-owned subsidiaries	[2]						(2,590)								2,590
Share-based compensation	[2]	397,312					386,568								10,744
Foreign currency translation adjustment	[2]	2,545									2,488				57
Net loss	[2]	(225,640)											(208,481)		(17,159)
Balance at Sep. 30, 2021	[2]	$ 2,428,408		$ 22,491	$ 0		$ 4,245,860		$ 0		$ 1,281		$ (2,209,126)		$ 390,393
Balance, shares at Sep. 30, 2021	[2]				684,789,169

[1]	Retroactively restated for the stock subdivision as described in Note 1.
[2]	Retroactively restated for the stock subdivision as described in Note 3.